TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE - Schedule of provision for impairment losses of trade debtors and other accounts receivable (Details) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Impairment Losses [Roll Forward]
Opening balance	$ (64,778)	$ (67,232)	$ (81,004)
Write-offs	4,578	7,122	5,966
(Increase) Decrease	4,263	(4,668)	7,806
Closing balance	$ (55,937)	$ (64,778)	$ (67,232)